Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Summary of number and weighted average exercise prices (in USD) of share options
	Weighted average exercise price			Number of options
	2021	2020	2019	2021	2020	2019
Outstanding on January 1	1.02	1.71	2.6	6,994,377	4,754,676	1,131,781
Expired and forfeited during the year	1.52	0.23	-	(413,074)	(1,486,125)	-
Granted during the year	0.47	0.43	1.32	1,170,000	3,725,826	3,622,895
Outstanding on December 31	0.97	1.02	1.71	7,751,303	6,994,377	4,754,676
Exercisable on December 31	1.48	1.54	3.21	4,451,430	1,753,632	1,093,029

Summary of number of RSUs
	Number of RSUs
	2021	2020
Outstanding at January 1	3,390,000	11,509
Granted during the year	1,020,000	3,601,972
Forfeited during the year	166,250	157,500
Vested during the year	1,633,750	65,981
Outstanding at December 31	2,610,000	3,390,000

Summary of options to service providers were measured at the fair value of the service
	2021	2020	2019
Share Price - USD	0.380 - 0.517	0.32-0.898	0.746-1.22
Exercise price - USD	0.470-0.492	0.346-0.432	0.792-6
Expected volatility (%)	95.07-96.1	95.68-107	99.22-113.78
Expected duration (years)	2-5	4-7	4.61-7
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	0.87%-1.166%	0.298%-0.5%	1.63%-1.95%

Summary of share based expenses recognized
	For the year ended December 31
	2021	2020	2019
	USD thousands
Research and development expenses	557	756	238
General and administrative expenses	1,525	1,889	1,035

Total share-based expense recognized	2,082	2,645	1,273